Held-to-Maturity Investments (Details) - Debt securities - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Held-to-Maturity Securities
Amortized cost	¥ 245,981	¥ 671,776
Amount of unrealized holding gain	5,981	1,776
Amount of impairment recognized for held-to-maturity investments	0	0
Amount of held-to-maturity investments sold	¥ 0	¥ 0